RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details)	1 Months Ended	12 Months Ended
	Jan. 02, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 20, 2013 EUR (€)
Related Party Transaction [Line Items]
Guarantor Obligations, Guarantee Fee Income Receivable		¥ 235,728,241
Guarantor Obligations, Carrying Value		226,086,556
Due to Related Parties			[1]	¥ 2,156,500,000	[1]			€ 2,948,489
Guarantor Obligations, Current Carrying Value		52,710,970					$ 7,591,959
Short-term Debt		5,245,641,157		2,562,383,328
Domestic Bank [Member]
Related Party Transaction [Line Items]
Short-term Debt		90,000,000
Debt Instrument, Collateral Amount		25,473,000
Pingan Bank [Member]
Related Party Transaction [Line Items]
Short-term Debt		76,307,000
Debt Instrument, Collateral Amount		80,000,000
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				62,640		¥ 22,977,148
Purchases from related party		557,097
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties		1,100,304				1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees				177,994,478
Subsidiaries of China Development Bank [Member]
Related Party Transaction [Line Items]
Borrowings from related party	¥ 90,000,000			1,210,000,000		1,002,140,000
Repayment of borrowings from related party	82,000,000			409,640,000		4,000,000
Interest charges in connection with the borrowings	¥ 100,832,419			¥ 107,011,736		52,883,293
Subsidiaries of Gansu Heihe [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		102,998,133
Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		35,526,817
Related Party Transaction, Other Revenues from Transactions with Related Party		9,641,685
Guarantor Obligations, Current Carrying Value		¥ 6,600,000,000					945,200,000
subsidiary of Desun [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party						¥ 1,252,979
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $							$ 297,300,000

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.